Segment and geographical information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segment information

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2022
Sales
To external customers	$4,381	$3,780	$802	$738	$—	$9,701
To other segments	84	9	5	—	(98)	—
	$4,465	$3,789	$807	$738	$(98)	$9,701
Cost of products sold	(2,489)	(1,677)	(596)	(479)	98	(5,142)
Freight and other distribution costs	(435)	(329)	(153)	(46)	—	(963)
Export duties, net	(18)	—	—	—	—	(18)
Amortization	(186)	(306)	(35)	(53)	(9)	(589)
Selling, general and administration	(194)	(106)	(32)	(28)	(5)	(365)
Equity-based compensation	—	—	—	—	(5)	(5)
Restructuring and impairment charges	(31)	—	(13)	(15)	—	(60)
Operating earnings	$1,111	$1,371	$(22)	$117	$(18)	$2,559
Finance income (expense), net	1	(4)	(2)	—	2	(3)
Other income	5	16	1	—	14	37
Earnings before tax	$1,117	$1,383	$(23)	$118	$(2)	$2,593

Total assets	$3,685	$4,637	$456	$730	$465	$9,973
Total liabilities	$553	$622	$90	$170	$919	$2,354
Capital expenditures	$184	$235	$29	$20	$9	$477

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2021
Sales
To external customers	$4,804	$4,264	$727	$723	$—	$10,518
To other segments	106	9	—	—	(115)	—
	$4,910	$4,273	$727	$723	$(115)	$10,518
Cost of products sold	(2,241)	(1,521)	(541)	(457)	115	(4,645)
Freight and other distribution costs	(404)	(262)	(137)	(43)	—	(846)
Export duties, net	(146)	—	—	—	—	(146)
Amortization	(164)	(289)	(34)	(88)	(9)	(584)
Selling, general and administration	(146)	(76)	(34)	(22)	(34)	(312)
Equity-based compensation	—	—	—	—	(40)	(40)
Operating earnings	$1,809	$2,125	$(19)	$113	$(83)	$3,945
Finance expense, net	(17)	(3)	(5)	(1)	(19)	(45)
Other income (expense)	2	(1)	2	—	(5)	(2)
Earnings before tax	$1,794	$2,121	$(22)	$112	$(107)	$3,898

Total assets	$3,557	$4,154	$448	$953	$1,321	$10,433
Total liabilities	$668	$552	$99	$223	$1,235	$2,777
Capital expenditures	$146	$424	$35	$28	$2	$635
1. NA EWP capital expenditures for the year ended December 31, 2021 includes $276 million relating to the asset acquisition of the idled OSB mill near Allendale, South Carolina.
Geographic distribution
The geographic distribution of non-current assets and external sales based on the location of product delivery is as follows:

	Non-current assets		Sales by geographic area
	2022	2021	2022	2021
United States	$2,625	$2,838	$6,659	$7,286
Canada	4,139	3,825	1,531	1,682
U.K and Europe	460	553	733	737
Asia	—	—	767	806
Other	—	—	11	7
	$7,224	$7,216	$9,701	$10,518